Summary of Significant Accounting Policies (Details) - Schedule of net sales to customers	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	25.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage			21.00%
Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%
Customer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%
Customer G [Member]
Concentration Risk [Line Items]
Concentration risk percentage		18.00%
Customer H [Member]
Concentration Risk [Line Items]
Concentration risk percentage		13.00%
Customer I [Member]
Concentration Risk [Line Items]
Concentration risk percentage		18.00%
Customer J [Member]
Concentration Risk [Line Items]
Concentration risk percentage		18.00%
Customer K [Member]
Concentration Risk [Line Items]
Concentration risk percentage		19.00%
Customer L [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.00%
Customer M [Member]
Concentration Risk [Line Items]
Concentration risk percentage	33.00%